Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class A | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class A | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class A | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class B | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class B | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class B | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class B | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class B | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class B | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class B | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class B | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class C | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class C | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class C | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class M | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class M | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class M | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class M | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class M | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class M | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class M | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class M | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class R | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class R | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class R | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class R5 | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class R5 | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R5 | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class R5 | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R5 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R5 | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R5 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class R6 | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class R6 | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R6 | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class R6 | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R6 | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R6 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Class Y | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class Y | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class Y | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Y | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Y | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class Y | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%